Financial Instruments And Risks - Summary of Illustrates The Impact of An Appreciation Or Depreciation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	5.00%
5% depreciation of RMB	5.00%